Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
10. Stock-Based Compensation
On June 8, 2022, upon the Merger, the Company adopted a 2022 Stock Incentive Plan (the “2022 Plan”) authorizing the grant of incentive stock options (“ISOs”), to employees, including employees of any parent or subsidiary, and for the grant of nonstatutory stock options (“NSOs”), stock appreciation rights, restricted stock awards, restricted stock unit awards, performance awards and other forms of awards to employees, directors and consultants, including employees and consultants of the Company’s affiliates. As of June 30, 2022, the Company is authorized to issue up to 2,492,735, of shares of common stock under the 2022 Plan in which the exercise price of an ISO and NSO shall not be less than 100% of the fair market value of a common stock share on the date of grant. The exercise price of an ISO granted to a 10% stockholder shall not be less than 110% of the fair value of the common stock share on the date of grant. Stock options awarded under the Plan expire ten years after the grant date. On January 1 of each year commencing January 1, 2023, the 2022 Plan will automatically increase by 5% of the outstanding number of shares of common stock of the Company on December 31 or such lesser number of shares as approved by the Company’s board of directors.
The 2022 Plan replaced the Legacy Senti 2016 Stock Incentive Plan (the “2016 Plan”). As of June 30, 2022 and December 31, 2021, Legacy Senti was authorized to issue up to 12,828,363 of shares of common stock under the 2016 Plan. Following the Merger, no additional stock awards will be granted under the 2016 Plan. All awards previously granted and outstanding as of the effective date of the Merger, were adjusted to reflect the impact of the Merger as described in Note 3,
Reverse Recapitalization,
but otherwise remain in effect pursuant to their original terms. The shares underlying any award granted under the 2016 Plan that are forfeited back to or repurchased or reacquired by the Company, will revert to and again become available for issuance under the 2022 Plan.
The following table summarizes the Company’s stock option activity, excluding performance and market awards:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2021	2,291,838	$4.39	9.1	$11,304
Exercised	(199,807)	$2.49	—	$—
Forfeited	(424,485)	$2.77	—	$—

Outstanding at June 30, 2022	1,667,546	$5.02	8.5	$9

Vested and exercisable at June 30, 2022	421,763	$3.60	7.8	$9

Early Exercise of Stock Options into Restricted Stock
For the six months ended June 30, 2022 and 2021, the Company issued zero and 512,670 shares of common stock upon exercise of unvested stock options, respectively. As of June 30, 2022 and December 31, 2021, 288,807 and 473,373 shares were held by employees subject to repurchase at an aggregate price of $0.8 million and $1.2 million, respectively.
Performance Awards
In connection with the Merger, on December 19, 2021, the Legacy Senti approved 8,400,892 performance awards to existing employees that vest contingent upon the satisfaction of both a four-year service condition and a performance condition tied to the consummation of the Merger. The awards and the associated recognition of stock-based compensation were contingent on the Merger being consummated. As of the approval date of the performance awards, Legacy Senti did not have sufficient common stock available for issuance. Upon the Merger, the Company increased number of shares authorized and 6,796,074 awards were granted on June 8,
2022. Refer to Note 8,
Stockholders
’
Equity (Deficit),
for further details of the shares of common stock authorized.

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2021	—	$—	—	$—
Granted	6,796,074	$9.92	—	$—

Outstanding at June 30, 2022	6,796,074	$9.92	9.4	$—

Vested and exercisable at June 30, 2022	—	$—	—	$—

Market Awards
In connection with the Business Combination Agreement with DYNS, on December 19, 2021, Legacy Senti approved 605,451 market awards to its co-founder
and Chief Executive Officer, Dr. Timothy Lu that vest contingent upon the satisfaction of all three of the following conditions: a service condition, a performance condition tied to the consummation of the Merger, and market conditions. The market condition is achieved in four tranches, where 25% of the options will vest when the trading price of the Company’s stock is above various thresholds of price per share. The award and the associated recognition of stock-based compensation are contingent on the Merger being consummated. As of the approval date, the Legacy Senti did not have sufficient common stock available for issuance to allow for exercise of the stock options. Upon the Merger, the Company increased number of shares authorized and 315,748 awards were granted on June 8, 2022. Refer to Note 8,
Stockholders’ Equity (Deficit),
for further details of the shares of common stock authorized.
Stock-Based Compensation Expense
In determining the fair value of the stock-based awards, the Company uses the assumptions below for the Black-Scholes option pricing model, which are subjective and generally require significant judgment.
Fair Value of Common Stock
 — The fair value of the shares of common stock has historically been determined by the Company’s board of directors as there was no public market for the common stock. The board of directors determined the fair value of the common stock by considering a number of objective and subjective factors, including: third-party valuations of the Company’s common stock, the valuation of comparable companies, the Company’s operating and financial performance, and general and industry-specific economic outlook, amongst other factors. As of the closing of the Merger and going forward, the fair value of common stock will be based on the publicly traded market value.
Expected Term
 — The expected term represents the period that the Company’s stock options are expected to be outstanding and is determined using the simplified method (based on the mid-point
between the vesting date and the end of the contractual term).
Volatility
 — The expected volatility is based on the average historical volatility of comparable publicly-traded peer companies, over a period equal to the expected term of the stock option grants, as the Company was not publicly traded prior to the Merger and does not have a trading history for its common stock for a sufficient period of time subsequent to the Merger.
Risk-free Rate
 — The risk-free rate assumption is based on the U.S. Treasury zero-coupon
issues in effect at the time of grant for periods corresponding with the expected term of the option.

Dividends
 — The Company has never paid dividends on its common stock and does not anticipate paying dividends on common stock. Therefore, the Company uses an expected dividend yield of zero.
The assumptions used to determine the grant date fair value of non-market
based, stock options granted were as follows, presented on a weighted-average basis:

	Six Months Ended June 30,
	2022	2021
Expected term (in years)	5.8	6.0
Expected volatility	78%	83%
Risk-free interest rate	3.0%	0.7%
Dividend yield	—	—
Total stock-based compensation expense was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
General and administrative	$7,863	$498	$8,322	$818
Research and development	1,362	64	1,564	116

Total stock-based compensation expense	$9,225	$562	$9,886	$934

As of June 30, 2022, the total unrecognized stock-based compensation was approximately $32.1 million, expected to be recognized over a weighted-average period of 2.26 years. As of December 31, 2021, the total unrecognized stock-based compensation was approximately $9.2 million, expected to be recognized over a weighted-average period of 3.1 years.
9. Stock-Based Compensation
In 2016, the Company adopted the 2016 Stock Incentive Plan (the “2016 Stock Incentive Plan”) authorizing the grant of incentive stock options
(“ISOs”) and non-statutory stock options (“NSOs”) to eligible employees, officers and directors of, and consultants or advisors to, the Company. As of
December 31, 2021, the Company is authorized to issue up to 65,551,165, respectively, of shares of common stock under the Plan in which the exercise price of an ISO and NSO shall not be less
than 100% of the estimated fair value of the shares on the date of grant, as determined by the board of directors. The exercise price of an ISO granted to a 10% stockholder shall not be less than 110% of the estimated fair value of the shares on the date of grant, as determined by the board of directors. Options generally vest over four years and are exercisable for up to 10 years after the date of the grant.
The following table summarizes the Company’s stock option activity, excluding performance and market awards:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in Thousands)
Outstanding at December 31, 2020	4,173,285	$0.49	8.9	$199

Granted	10,800,000	$0.89
Exercised	(3,103,769)	$0.43
Forfeited	(158,342)	$0.65
Expired	—

Outstanding at December 31, 2021	11,711,174	$0.86	9.1	$11,304

Vested and exercisable at December 31, 2021	1,381,326	$0.48	7.7	$1,781

The aggregate intrinsic values of options exercised during the years ended December 31, 2021 and 2020 were $0.8 million and $0.2 million, respectively. The weighted-average grant-date fair values of options granted during the years ended December 31, 2021 and 2020 were $0.96 and $0.38, respectively.
Early Exercise of Stock Options into Restricted Stock
For the year ended December 31, 2021, the Company issued 2,619,677 shares of common stock upon exercise of unvested stock options, and as of December 31, 2021, 2,418,871 shares held by employees were subject to repurchase at an aggregate price of $1.2 million. As of December 31, 2020, no options were early exercised and accordingly, the liability related to the payments for unvested shares was nil at each date.
Stock-Based Compensation Expense
In determining the fair value of the stock-based awards, the Company uses the assumptions below for the Black-Scholes option pricing model, which are subjective and generally requires significant judgment.
Fair Value of Common Stock
— The fair value of the shares of common stock has historically been determined by the Company’s board of directors as there was no public market for the common stock. The board of directors determines the fair value of the common stock by considering a number of objective and subjective factors, including: third-party valuations of the Company’s common stock, the valuation of comparable companies, the Company’s operating and financial performance, and general and industry-specific economic outlook, amongst other factors.
Expected Term
— The expected term represents the period that the Company’s stock options are expected to be outstanding and is determined using the simplified method (based on the mid-point between the vesting date and the end of the contractual term).
Volatility
— Because the Company is privately held and does not have an active trading market for its common stock for a sufficient period of time, the expected volatility was estimated based on the average volatility for comparable publicly-traded companies, over a period equal to the expected term of the stock option grants.
Risk-free Rate
— The risk-free rate assumption is based on the U.S. Treasury zero-coupon issues in effect at the time of grant for periods corresponding with the expected term of the option.
Dividends
— The Company has never paid dividends on its common stock and does not anticipate paying dividends on common stock. Therefore, the Company uses an expected dividend yield of zero.
The assumptions used to determine the grant date fair value of stock options granted to grantees were as follows, presented on a weighted-average basis:

	Year Ended December 31,
	2021	2020
Expected term (in years)	6.03	6.03
Expected volatility	82.3%	83.3%
Risk-free interest rate	0.9%	0.7%
Dividend yield	—%	—%
Total stock-based compensation expense was as follows (in thousands):

	Year Ended December 31,
	2021	2020
General and administrative	$1,940	$201
Research and development	355	71

Total stock-based compensation expense	$2,295	$272

As of December 31, 2021, the total unrecognized stock-based compensation was approximately $9.2 million, which is expected to be recognized over a weighted-average period of 3.1 years.
Performance Awards
In connection with the Business Combination Agreement with DYNS, on December 19, 2021, the Company awarded 42,927,654 performance awards to existing employees that vest contingent upon the satisfaction of both a four-year service condition and a performance condition tied to the consummation of the SPAC merger. The grant and the associated recognition of stock-based compensation is contingent on the SPAC merger being consummated which is subject to DYNS shareholder approval. As of December 31, 2021, 42,909,091 performance awards remain outstanding after the forfeiture of 18,563 performance awards during the year.
Market Awards
In connection with the Business Combination Agreement with DYNS, on December 19, 2021, the Company awarded 3,093,776 market awards to the co-founder
and CEO, Mr. Lu that vest contingent upon the satisfaction of all three of the following conditions: a service condition, a performance condition tied to the consummation of the SPAC merger, and market conditions. The market condition is achieved in four tranches, where 25%
of the options will vest when the trading price of the Company’s stock is above various thresholds of price per share. The grant and the associated recognition of stock-based compensation is contingent on the SPAC merger being consummated which is subject to DYNS shareholder approval.